Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (8,151,516)	$ (53,822,928)	$ (79,057,610)	$ (31,328,711)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in losses of investment				7,564
Loss on sale of investment			221,101
Bad debt expense			371,364	556,890
Gain on sale of discontinued operations, net	(212,601)
Credit loss expense	24,194	254,029
Stock-based compensation expense	317,706	697,377	873,929	2,070,359
Loss on write off of fixed assets				1,045,179
Gain on forgiveness of PPP loan				(2,234,730)
Depreciation and amortization	771,473	6,094,963	7,834,712	5,735,150
Amortization of deferred contract cost	39,285	275,949	337,350	492,683
Non-cash interest expense		183,723	597,276	1,009,331
Foreign currency (gain) loss	(22,139)	4,718	(14,553)	(3,312)
Impairment of long-lived assets	892,103	39,600,587	61,778,605	14,383,310
Gain on extinguishment of debt				(186,177)
Change in fair value of convertible notes	863,457	2,840,000	2,884,273	1,365,904
Change in fair value of derivative liability		(54,153)	(63,178)	(248,198)
Change in fair value of contingent consideration			(4,016,194)
Changes in operating assets and liabilities:
Accounts receivable, net	113,797	(313,176)	197,647	849,785
Prepaid expenses and other current assets	388,312	(215,228)	257,555	(8,988)
Other assets			9,700
Accounts payable, accrued expenses and other current liabilities	109,687	1,356,709	(324,166)	1,610,470
Deferred income tax liabilities		(243,838)	(675,291)	(2,274,295)
Deferred revenue	(340,130)	(1,413,665)	(2,113,249)	(1,010,118)
Net cash used in operating activities	(5,206,372)	(10,450,906)	(10,900,729)	(8,167,904)
Cash flows from investing activities
Developed software additions		(3,324,029)	(4,345,260)	(5,427,230)
Fixed asset additions		(27,383)	(31,884)	(39,263)
Cash returned from business combination working capital settlement		400,000
Proceeds from sale of discontinued operations	600,000
Cash paid for business combinations and working capital settlement, net of cash acquired			400,000	(5,018,592)
Proceeds received from sale of investment			5,000
Net cash provided by (used in) investing activities	600,000	(2,951,412)	(3,972,144)	(10,485,085)
Cash flows from financing activities
Value of shares withheld related to tax withholdings	(49)	(13,167)	(9,926)	(520,395)
Proceeds from unit and pre-funded unit offering, net			9,178,960
Proceeds from unit and pre-funded unit offerings and warrants, net		9,178,961	1
Proceeds from secured loan	1,000,000
Proceeds received from the ATM offering program, net		761,178	1,854,565	1,828,119
Proceeds from the issuance of convertible notes				18,000,000
Principal payments of convertible notes	(4,917,356)	(1,432,273)	(1,432,273)	(4,571,472)
Proceeds received from private placement offering	500,000
Proceeds from the issuance of convertible redeemable preferred stock, net			4,294,500
Redemption of convertible redeemable preferred stock			(5,250,000)
Net cash used in financing activities	(3,417,405)	(8,494,699)	8,635,827	14,736,252
Effect of exchange rate changes on cash and restricted cash	50,099	(35,984)	(22,225)	18,623
Net change in cash and restricted cash	(7,973,678)	(4,943,603)	(6,259,271)	(3,898,114)
Cash and restricted cash of continuing operations – beginning of period	7,877,755	13,087,627	13,087,627	18,286,481
Cash and restricted cash of discontinued operations – beginning of period	305,500	1,354,899	1,354,899	54,159
Cash and restricted cash – beginning of period	8,183,255	14,442,526	14,442,526	18,340,640
Cash and restricted cash of continuing operations – end of period	209,577	9,012,075	7,877,755	13,087,627
Cash and restricted cash of discontinued operations – end of period		486,848	305,500	1,354,899
Cash and restricted cash – end of period	209,577	9,498,923	8,183,255	14,442,526
Cash paid for income taxes, net of refunds received		12,200	15,684	10,570
Cash paid for interest, net	787,187	234,227	256,440	507,941
Supplemental disclosure of non-cash investing and financing activity:
Vesting of restricted stock units		50,000	50,000	42
Capitalized software additions included in accounts payable		32,473
Termination of contingent consideration obligation in connection with sale of discontinued operations	2,283,806
Settlement of convertible notes in common stock	3,012,101	3,925,500	3,925,500	11,610,586
Stock-based compensation capitalized as software development		14,046	19,764	36,915
Capitalized software included in accrued expenses			17,974	554,127
Conversion of exchangeable shares to common stock	277,450	138,419	180,647	18,038,944
Settlement of other liabilities in common stock		49,530	49,529	430,015
Shares of common stock returned in connection with acquisition		940,000	940,000
Shares issued in connection with asset purchase				300,000
Reduction to accrued expenses from an acquisition-related working capital settlement		$ 160,000	$ 160,000